Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [abstract]
Intangible assets
11.    Intangible assets
11.1.    Accounting policy
11.1.1.    Initial recognition
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform are capitalized. Capitalized costs, which occur post determination by Management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets over the development phase. Research and pre-feasibility development costs, as well as maintenance and training costs, are charged to profit or loss when incurred.
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date.
11.1.2.    Subsequent recognition
The useful lives of intangible assets are assessed as finite or indefinite. As of December 31, 2023 the Group holds only trademarks and patents and goodwill as indefinite life intangible assets. Intangible assets with finite useful lives are amortized over their estimated useful lives on a straight-line basis. Intangible assets with indefinite lives are not amortized. In both cases the intangible asset is tested for impairment whenever there is an indication that their carrying amount may not be recovered. For intangible assets with indefinite live, the impairment test is annually mandatory.
The carrying amount of an intangible asset comprises of its cost net of accumulated amortization and any impairment losses recognized.
The useful life and the method of amortization for intangible assets with finite lives are reviewed at least at the end of each year or when a change in the use pattern of the asset is identified. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates, with prospective effects.
The amortization of intangible assets with definite lives is recognized in profit or loss as an expense consistent with the use of intangible assets.
Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss.
11.1.3.    Impairment test
The Group performs the impairment test of the assets in the scope of IAS 36 - Impairment of assets when (i) it observes an indication that an asset may be impaired or (ii) annually, whenever the entity has non-ready-to-use assets or goodwill. Assets of the Group subject to IAS 36 are intangible assets (including goodwill), property and equipment and investments in associates.
Assets are tested individually, whenever possible, or allocated to CGU or group of CGUs. For the purpose of goodwill impairment testing, goodwill is allocated to the CGU or group of CGUs, which are expected to benefit from the synergies of the business combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those CGU or groups of CGUs.
The impairment test consists of a comparison between (i) the carrying amount of the asset, CGU, or group of CGUs and (ii) its recoverable amount. The recoverable amount of an asset, CGU or group of CGUs is the higher of (i) its fair value less costs of disposal and (ii) its value in use. If the carrying amount exceeds the recoverable amount an impairment loss is recognized.
In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses of continuing operations are recognized in the statement of profit or loss as expenses consistent with the function of the impaired asset. Impairment losses can be reversed in future periods, except for impairment losses of goodwill.
See Note 11.4 for details in the model and key assumptions adopted in the annual goodwill impairment test.
11.2.    Significant judgments, estimates and assumptions
11.2.1.    Estimated useful lives
Accounting for intangible assets require to estimate the useful life of those assets for amortization purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
The Group evaluated the useful life of its intangible assets and concluded that no change of estimate of useful life and residual value of these assets was necessary for the year ended December 31, 2023.
The useful lives for the intangible assets are presented below:

Estimated useful lives (years)

Software	3 – 10
Customer relationship	2 – 34.5
Trademarks and patents	7 – 30.9
Non-compete agreement	5
Licenses	1 – 5
11.2.2.    Value in use calculation in the impairment test
The value in use calculation is based on a DCF model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are the most relevant for the impairment test of goodwill recognized by the Group.
11.3.    Changes in Intangible assets

	2022	Additions	Disposals	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination (a)	2023

Cost
Goodwill - acquisition of subsidiaries	5,647,421	—	—	—	—	(10,358)	(2,160)	5,634,903
Customer relationship	1,793,405	6,285	(7,934)	—	—	—	1,940	1,793,696
Trademarks and patents	551,000	1	(2)	—	—	—	—	550,999
Software	1,162,311	220,627	(62,862)	23,160	681	(11,323)	2,104	1,334,698
Non-compete agreement	26,024	—	—	—	—	—	—	26,024
Operating license	5,674	—	—	—	—	—	—	5,674
Software in progress	66,820	254,664	(23,716)	(23,160)	—	—	—	274,608
Right-of-use assets - Software	88,254	34,163	(71,859)	—	—	—	—	50,558
	9,340,909	515,740	(166,373)	—	681	(21,681)	1,884	9,671,160
Amortization
Customer relationship	(278,032)	(70,690)	4,741	—	—	—	—	(343,981)
Trademarks and patents	(10,816)	(9,404)	1	—	—	—	—	(20,219)
Software	(337,935)	(184,397)	43,581	—	—	4,588	—	(474,163)
Non-compete agreement	(7,751)	(5,083)	—	—	—	—	—	(12,834)
Operating license	(6,108)	(16)	451	—	—	—	—	(5,673)
Right-of-use assets - Software	(67,935)	(23,280)	71,844	—	—	—	—	(19,371)
	(708,577)	(292,870)	120,618	—	—	4,588	—	(876,241)

Intangible assets net	8,632,332	222,870	(45,755)	—	681	(17,093)	1,884	8,794,919

(a) More details in Note 23.3.

	2021	Additions	Disposals	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination	2022
Cost
Goodwill - acquisition of subsidiaries	5,591,489	—	(22,774)	—	—	(12,111)	90,817	5,647,421
Customer relationship	1,747,444	21,075	(4,015)	—	—	(152)	29,053	1,793,405
Trademarks and patents	262,036	—	—	—	—	—	288,964	551,000
Software	1,066,470	207,086	(170,997)	17,117	1,754	(4,480)	45,361	1,162,311
Non-compete agreement	26,024	—	—	—	—	—	—	26,024
Operating license	12,443	—	(6,073)	—	—	(696)	—	5,674
Software in progress	43,960	43,115	(3,138)	(17,117)	—	—	—	66,820
Right-of-use assets - Software	72,463	16,728	(937)	—	—	—	—	88,254
	8,822,329	288,004	(207,934)	—	1,754	(17,439)	454,195	9,340,909
Amortization
Customer relationship	(217,090)	(73,897)	9,650	—	—	3,305	—	(278,032)
Trademarks and patents	(6,908)	(3,908)	—	—	—	—	—	(10,816)
Software	(264,399)	(174,358)	100,754	—	—	68	—	(337,935)
Non-compete agreement	(1,106)	(6,645)	—	—	—	—	—	(7,751)
Operating license	(10,854)	(3,801)	6,073	—	—	2,474	—	(6,108)
Right-of-use assets - Software	(44,454)	(24,304)	823	—	—	—	—	(67,935)
	(544,811)	(286,913)	117,300	—	—	5,847	—	(708,577)

Intangible assets, net	8,277,518	1,091	(90,634)	—	1,754	(11,592)	454,195	8,632,332
11.4.    Impairment test
As of December 31, 2023, and 2022, there were no indicators of impairment of finite-life intangible assets.
The Group performs its impairment test annually or more frequently if it observes an indication that a potential impairment exists by testing the impairment of the CGUs (or groups of CGUs) that contain goodwill and / or indefinite useful-life intangible assets. In 2023, the Group defined four CGUs, for which significant goodwill had been allocated to two of them, as follows:

		As of October 31, 2023
CGU	Description	Goodwill allocated	Indefinite useful-life intangible assets allocated

CGU 1 – Financial services	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due to the integrated financial solutions provided by them, as capture, processing, transmission, and financial liquidation of transactions with debit and credit card, among other services.	444,140	14,497

CGU 2 – Software	This CGU includes the technology offering new solutions to customers related to the technology platform of the Group.	5,147,296	248,422

CGUs 3 and 4	Composed by other smaller CGUs defined as separate CGUs due to the specific service provided to customers which generate cash flows that are largely independent of the other Group’s CGUs.	44,535	2,962
The Group performed its annual impairment test as of October 31, 2023 (2022 – November 30) which did not result in the need to recognize impairment losses on the carrying amount of any of the CGUs. As from 2023, the Group changed the date of the mandatory annual impairment test for goodwill and indefinite useful-life intangible assets from November 30 to October 31 in order to better align the date with the timing of Company’s financial budgeting and forecasting cycle and to allow more time from the date of the test to the date of approval of financial statements.
The recoverable amount of the Group’s CGUs as of October 31, 2023 and as of November 30, 2022 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by Board of Officers, covering a period of five years in 2023 and 2022.
The key assumptions considered in value in use calculation for all of the Group’s CGUs are as follows:
•Free cash flow to equity for the five years forecasted period.
•Average annual growth rate of the free cash flows over the five-year forecast period, based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts.
•Considered a pre-tax discount rate applied to discount future cash flows of between 11.73% and 13.75% (2022 – between 12.16% and 14.39%), based on long-term interest rate, country risk premium, industry adjusted beta and other variables.
•Considered a perpetuity growth rate of 6.00% (2022 – 6.00%), based on long-term local inflation and real growth.
The Group carried out a sensitivity analysis of the impairment test considering four independent scenarios of key assumptions deterioration, as follows: (i) a decrease of 10% in the value of the expected synergies between the CGU 1 – Financial services and the CGU 2 – Software, which impacts the free cash flow of those CGUs; (ii) a decrease of 1,000 basis points in the average annual growth of the free cash flow over the five-year forecasted period; (iii) an increase of 100 basis points in the pre-tax discount rate; and (iv) a decrease of 50 basis points in the perpetuity rate applied after the last year of projected free cash flow. The sensitivity analysis results did not indicate an impairment loss on the CGUs carrying amounts, except for the CGU 2 – Software in the scenario (iii) as described as follows.
The recoverable amount of the CGU 2 – Software exceeds it carrying amount by R$ 1,086,957. The Group would recognize an impairment loss of R$ 193,551 on goodwill allocated to this CGU if the pre-tax discount rate increased from 11.73% to 12.73%. A pre-tax discount rate up to 12.56% would not result in an impairment loss.